Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of subsidiary of limited liability company or limited partnership
The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background	Ownership
Tungray Motion Ltd (“Tungray Motion”)	● A BVI holding company ● Incorporated on June 21, 2022	100% owned by Tungray
Tungray Electronics Ltd (“Tungray Electronics”)	● A BVI holding company ● Incorporated on June 21, 2022	100% owned by Tungray
Tungray Intelligent Technology Ltd (“Tungray Intelligent”)	● A BVI holding company ● Incorporated on June 21, 2022	100% owned by Tungray

Tungray Singapore Pte. Ltd. (“Tungray Singapore”)	● A Singapore Company Limited by Shares ● Incorporated on June 21, 2007 ● Installation of industrial machinery and equipment, mechanical engineering works	100% owned by Tungray Motion
Tung Resource Pte Ltd (“Tung Resource”)	● A Singapore Company Limited by Shares ● Incorporated on July 9, 1996 ● Installation of industrial machinery and equipment, mechanical engineering works	100% owned by Tungray Electronics
Tungray Industrial Automation (Shenzhen) Co., Ltd (“Tungray Industrial”)
●       A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)
●       Incorporated on May 27, 2010
●       Design, development and manufacture of non- standard equipment such as automated assembly equipment, precision testing equipment, tooling fixtures, etc.
100% owned by Tungray Singapore
Tongsheng Intelligent Equipment (Shenzhen) Co., Ltd (“Tongsheng Intelligent”)	● A PRC limited liability company ● Incorporated on October 25, 2021 ● Research and development of intelligent robots; sales of intelligent robots; sales of intelligent storage equipment	70% owned by Tungray Industrial
Qingdao Tongri Electric Machines Co., Ltd (“Tongri Electric”)
●       A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)
●       Incorporated on December 26, 2001
●      Design, R&D and manufacturing of induction brazing equipment, induction hardening equipment, automatic welding equipment, linear motors, DD motors
100% owned by Tung Resource
Qingdao Tungray Intelligent Technology Co., Ltd (“Qingdao Tungray Intelligent”)
●       A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)
●       Incorporated on September 30, 2017
●       Design, R&D and manufacturing of induction brazing equipment, induction hardening equipment, automatic welding equipment, linear motors, DD motors
100% owned by Tongsheng Development
Tungray Technology Pte Ltd (“Tungray Technology”)	● A Singapore Company Limited by Shares ● Incorporated on July 14, 2022 ● Installation of industrial machinery and equipment, mechanical engineering works	100% owned by Tungray Intelligent
Tongsheng Intelligence Technology Development (Shenzhen) Co., Ltd. (“Tongsheng Development”)
●        A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)
●        Incorporated on August 22, 2022
●        Research and development of intelligent robots; sales of intelligent robots; sales of intelligent storage equipment
100% owned by Tungray Technology